Note 16 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 16 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Total	$ 113	$ 663	$ 1,023
Total	1,143	745	814
Voyage Expenses [Member]
Note 16 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Port charges	15	18	24
Bunkers		125	177
Commissions	98	520	822
Total	113	663	1,023
Vessel Operating Expenses [Member]
Note 16 - Voyage and Vessel Operating Expenses (Details) - Summary of Voyage Expenses in the Consolidated Statements of Operationgs [Line Items]
Crew wages and related costs	744		361
Insurance	52	47	83
Repairs and maintenance	106	689	179
Spares and consumable stores	247		184
Taxes (Note 18)	(6)	9	7
Total	$ 1,143	$ 745	$ 814